Note 10 - Fair Value Measurements (Details) - Financial Instruments, Assets and Liabilities Measured at Fair Value (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 10 - Fair Value Measurements (Details) - Financial Instruments, Assets and Liabilities Measured at Fair Value [Line Items]
Money market accounts	$ 80,621	$ 78,633	$ 110,867
Available for sale equity securities	2,264	2,302	2,233
Derivatives	178	163	336
Total	83,063	81,098	113,436
Long term contingent consideration	47,800	34,800
Fair Value, Inputs, Level 1 [Member]
Note 10 - Fair Value Measurements (Details) - Financial Instruments, Assets and Liabilities Measured at Fair Value [Line Items]
Money market accounts	80,621	78,633	110,867
Available for sale equity securities	1,399	1,470	2,233
Total	82,020	80,103	113,100
Fair Value, Inputs, Level 2 [Member]
Note 10 - Fair Value Measurements (Details) - Financial Instruments, Assets and Liabilities Measured at Fair Value [Line Items]
Available for sale equity securities	865	832
Derivatives	178	163	336
Total	1,043	995	336
Fair Value, Inputs, Level 3 [Member]
Note 10 - Fair Value Measurements (Details) - Financial Instruments, Assets and Liabilities Measured at Fair Value [Line Items]
Long term contingent consideration	$ 47,800	$ 34,800